Income taxes - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jun. 20, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Additional details on Income taxes [line items]
Effective tax rate		18.20%	19.60%
Deferred tax assets		$ 4,328	$ 3,116	$ 2,120
Unused tax losses		412	417
Tax credits		18	18
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized		$ 30,000	22,000
Description of Canada recovery dividend one time taxation rate and eligibility and maturity				The CRD is a one-time 15% tax for 2022 determined based on the average taxable income above $1 billion for taxation years 2020 and 2021 and payable in equal installments over five years.
Percentage of decrease in effective income tax rate		1.40%
Budget implementation act of 2024 of Government of Canada [Member]
Additional details on Income taxes [line items]
Percentage of global minimum tax rate	15.00%
Bottom of range [member] | Budget implementation act of 2024 of Government of Canada [Member]
Additional details on Income taxes [line items]
Percentage Of Increase In Global Minimum Tax Rate		1.00%
Top of range [member] | Budget implementation act of 2024 of Government of Canada [Member]
Additional details on Income taxes [line items]
Percentage Of Increase In Global Minimum Tax Rate		2.00%
2009, 2010 and 2011 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		$ 434
2012 to 2018 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		1,856
2019 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		277
Tax loss and tax credit carryforwards [member] | Caribbean, Canadian and Japanese Operations [Member]
Additional details on Income taxes [line items]
Deferred tax assets		331	261
Under 1 year [member]
Additional details on Income taxes [line items]
Unused tax losses		0	0
Tax credits		0	0
Expire in two to four years [member]
Additional details on Income taxes [line items]
Unused tax losses		0	0
Tax credits		0	0
Expire after four years [member]
Additional details on Income taxes [line items]
Unused tax losses		412	417
Tax credits		$ 18	$ 18